PROVISIONS	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
PROVISIONS
PROVISIONS
Changes in provisions were as follows:

	At December 31, 2017	Additional provisions	Utilization	Translation differences and other	At December 31, 2018
	(€ thousand)
Warranty and recall campaigns provision	123,136	12,301	(23,561)	(747)	111,129
Legal proceedings and disputes	50,375	4,774	(17,589)	(406)	37,154
Other risks	23,881	11,420	(2,295)	1,250	34,256
Total provisions	197,392	28,495	(43,445)	97	182,539

Warranty and recall campaigns provision
The warranty and recall campaigns provision represents the best estimate of commitments given by the Group for contractual, legal, or constructive obligations arising from product warranties given for a specified period of time. Such provisions are recognized on shipment of the car to the dealer.
The warranty and recall campaigns provision is estimated on the basis of the Group’s past experience and contractual terms. Related costs are recognized within cost of sales.
Takata airbag inflator recalls
On May 4, 2016, the United States National Highway Traffic Safety Administration (“NHTSA”) published an amendment (the “Amendment”) to the November 3, 2015 Takata Consent Order regarding Takata airbags manufactured using non-desiccated Phase Stabilized Ammonium Nitrate (“PSAN”), expanding the scope of a prior recall under the Takata Consent Order. The recall is industry wide and replacement parts are limited as Takata is the single supplier. In compliance with the Amendment to the Takata Consent Order, on May 16, 2016, Takata submitted a defect information report (“DIR”) to NHTSA declaring the non-desiccated PSAN airbag inflators, including those sold by Takata to the Group, defective.

Although the Group was not aware of any confirmed incidents or warranty claims relating to such airbag inflators mounted in its cars or that the airbag inflators were not performing as designed, as a result of the Amendment issued by NHTSA and the DIR issued by Takata, the Group initiated a global recall relating to certain cars produced between 2008 and 2011. Following a Third Amendment to the Coordinated Remedy Order (“ACRO”) published by NHTSA in December 2016 and an additional Takata DIR filed on January 3, 2017, the Group filed an additional DIR on January 10, 2017 to also include certain cars produced in 2012. As a result of internal assessments, in 2016 Ferrari decided to extend the recall campaign to include all cars produced in all model years based on priority groups and the timeline set by NHTSA.

As a result of these developments and due to the uncertainty of recoverability of the costs from Takata, an aggregate provision of €36,994 thousand was recognized within cost of sales in the year ended December 31, 2016. At December 31, 2018, the provision amounted to €24,513 thousand (€34,567 thousand at December 31, 2017), reflecting the current best estimate for future costs related to the entire recall campaign to be carried out by the Group. The decrease in the provision relates to ongoing recall activities as well as a partial release.

Legal proceedings and disputes

The provision for legal proceedings and disputes represents management’s best estimate of the expenditures expected to be required to settle or otherwise resolve legal proceedings and disputes. This class of claims relate to allegations by contractual counterparties that the Group has violated the terms of the arrangements, including by terminating the applicable relationships. Judgments in these proceedings may be issued in 2019 or beyond, although any such judgment may remain subject to judicial review. While the outcome of such proceedings is uncertain, any losses in excess of the provisions recorded are not expected to be material to the Group’s financial condition or results of operations.

The utilization of the provision for legal proceedings and disputes mainly relates to a pronouncement on a prior year’s legal dispute. Accruals to the provision for legal proceedings and disputes are recognized within other expenses, net.

Other risks

The provision for other risks are related to disputes and matters which are not subject to legal proceedings, including disputes with suppliers, distributors, employees and other parties.

The following table sets forth additional provisions to other risks recognized for the years ended December 31, 2018, 2017 and 2016.

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	11,420	8,065	4,499
Selling, general and administrative costs	—	274	2,604
Other expenses, net	—	—	14,559
	11,420	8,339	21,662